15. Leases (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Present value	R$ 8,378,835	R$ 7,780,870
Sale of Towers (Leaseback) [member]
Disclosure of financial assets [line items]
Nominal values	2,943,346
Present value	1,256,410	R$ 1,192,596
Sale of Towers (Leaseback) [member] | Up to December 2021 [member]
Disclosure of financial assets [line items]
Nominal values	201,457
Present value	28,576
Sale of Towers (Leaseback) [member] | Jan 2022 - dec 2025 [member]
Disclosure of financial assets [line items]
Nominal values	805,829
Present value	163,141
Sale of Towers (Leaseback) [member] | January 2026 onwards [member]
Disclosure of financial assets [line items]
Nominal values	1,936,060
Present value	R$ 1,064,693